DEFERRED REVENUE	6 Months Ended
Jun. 30, 2023
Deferred Revenue
DEFERRED REVENUE

6.	DEFERRED REVENUE

		June 30, 2023	December 31, 2022
		$	$
Sales deposits – future delivery of buses		2,018	453
Future delivery of buses	(a)	1,847	1,929
Deferred revenue		3,865	2,382
Less: current portion		3,865	2,382
Long-term portion of deferred revenue		—	—

a)	During the year ended December 31, 2022, the Company recognized deferred revenue in relation to a non-cash agreement with a customer in which the Company provided the customer with 8 leased buses to be leased until the delivery of 8 new buses which is expected within the next 12 months. As a result, the Company has recognized $82 as lease revenue (June 30, 2022: $85) and has a deferred revenue balance of $1,847 as at June 30, 2023.